Going Concern and Management's Plans (Details Narrative) (10Q) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 14, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Working capital deficiency		$ 9,786,144				$ 9,786,144		$ 9,073,901
Stockholder's deficiency		8,942,471	$ 7,652,744	$ 9,868,013	$ 7,690,296	8,942,471	$ 9,868,013	8,641,038	$ 6,836,568	$ 5,000,282
Net loss		4,157,190	$ 3,883,172	$ 3,514,423	$ 2,507,660	8,040,362	$ 6,022,083	12,517,803	9,444,655
Repayments of debt						(2,014,145)		$ 863,302	$ 330,176
Note payable past due		$ 144,000				$ 144,000
July 2019 and July 2020 [Member]
Repayments of debt	$ 1,053,102
Subsequent Event [Member]
Aggregate debt proceeds	1,666,000
Exchanges for equity	339,480
Repayments of debt	$ 1,644,778